Discontinued Operations Discontinued Operations (Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Disposal Group, Including Discontinued Operation, Balance Sheet Disclosures [Abstract]
Inventories, net	$ 0	$ 20
Real estate held for sale	700	700
Prepaid expenses and other current assets	8	35
Current assets of discontinued operations	708	755
Property and equipment, net of accumulated depreciation	0	28
Noncurrent assets of discontinued operations	0	28
Accounts payable	0	2
Accrued expenses and other liabilities	37	167
Restructuring reserve	295	277
Current liabilities of discontinued operations	332	446
Long-term restructuring reserve	89	384
Other long-term liabilities	0	4
Noncurrent liabilities of discontinued operations	$ 89	$ 388